Annual Total Returns - VIPValuePortfolio-InvestorPRO - VIPValuePortfolio-InvestorPRO - VIP Value Portfolio - VIP Value Portfolio - Investor Class	Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	(0.76%)
Annual Return 2016	11.88%
Annual Return 2017	15.52%
Annual Return 2018	(13.88%)
Annual Return 2019	32.01%
Annual Return 2020	6.20%
Annual Return 2021	29.98%
Annual Return 2022	(4.13%)
Annual Return 2023	19.68%
Annual Return 2024	11.25%